Employee Benefit Plan, Fair Value and NAV - EBP Third Federal 401(k) Savings Plan	3 Months Ended
Dec. 31, 2025
EBP, Investment, Fair Value and NAV [Abstract]
EBP, Investment, Fair Value and NAV	Investments
The Plan's investments (including gains and losses on investments bought and sold, as well as held during the year) appreciated in value by $26,036,841 in 2025, and $20,591,323 in 2024. TFS Financial Corporation common stock value appreciated $973,202 in 2025, compared to a decline of $2,345,753 in 2024.
In 2025 and 2024, the Plan's investments earned interest and dividend income of $3,312,573 and $2,838,434, respectively. Of these amounts, $382,487 (2025) and $327,588 (2024) were interest earned on the Third Federal CD portfolio. Dividends earned on TFS Financial Corporation common stock in 2025 and 2024 were $1,330,222 and $1,278,179, respectively.
Fair Value Measurements:
Under generally accepted accounting standards, a framework has been established for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements), and the lowest priority to unobservable inputs (level 3 measurements). Valuation techniques maximize the use of relevant observable inputs and minimize the use of unobservable inputs. The three levels of the fair value hierarchy under the framework are described below:
Level 1 - Inputs of the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active     markets that the Plan has the ability to access at the measurement date.
3.     Investments, Continued
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, such as:
•Quoted prices for similar assets or liabilities in active markets
•Quoted prices for identical assets or liabilities in inactive markets
•Inputs other than quoted prices that are observable for the asset or liability
•Inputs that are derived principally from or corroborated by observable market data by correlation or other means
If the asset or liability has a specified (contractual) term, the level 2 input must be observable for substantially the full term of the asset or liability.
Level 3 - Inputs that are unobservable inputs for the asset or liability.
The investment strategies for the Plan's investments are varied and include long term growth of capital and income, market capitalization, high level of current income consistent with preservation of principal and maintenance of liquidity. They may invest in a broad range of domestic and foreign equities, real estate investments and fixed income funds with the objective of matching or exceeding the total return of certain market indices.
The following is a description of the valuation methodologies used for assets measured at fair value:
Common stock and Registered Investment Companies: Valued using the market approach at the closing price reported on the active market on which the individual securities were traded.
Pooled Separate Accounts: Valued at the net asset value ("NAV") of shares held by the Plan at the year-end.
CD Portfolio: Valued at the original cost plus accrued interest
There were no changes to the valuation techniques used in fair value measurement at December 31, 2025 or 2024.
The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
The following table sets forth by level, within the fair value hierarchy, the Plan's assets at fair value as of December 31, 2025 and 2024. Classification within the fair value hierarchy table is based on the lowest level of any input that is significant to the fair value measurement.

	Investments at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total

Registered Investment Companies	$81,537,063	$—	$—	$81,537,063
Common Stocks	14,834,206	—	—	14,834,206
CD Portfolio	—	12,792,949	—	12,792,949
Total Assets in the Fair Value Hierarchy	$96,371,269	$12,792,949	$—	$109,164,218
Investments Measured at Net Asset Value	—	—	—	111,813,036
Total Investments at Fair Value	$96,371,269	$12,792,949	$—	$220,977,254

3.     Investments, Continued

	Investments at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total

Registered Investment Companies	$70,887,863	$—	$—	$70,887,863
Common Stocks	14,362,161	—	—	14,362,161
CD Portfolio	—	13,148,328	—	13,148,328
Total Assets in the Fair Value Hierarchy	$85,250,024	$13,148,328	$—	$98,398,352
Investments Measured at Net Asset Value	—	—	—	101,352,124
Total Investments at Fair Value	$85,250,024	$13,148,328	$—	$199,750,476

The following tables summarize investments for which fair value is measured using the net asset value per share practical expedient as of December 31, 2025 and 2024, respectively. The investment option limits transfer activity. Once the number of allowed transfers is met, participants are not allowed to transfer back into an investment option which they have transferred out of until the holding period lapses (30 or 90 days depending on the investment).

Investments Measured Using the Net Asset Value per Share Practical Expedient at December 31, 2025
			Redemption
			Frequency
		Unfunded	(if currently	Redemption
	Fair Value	Commitments	eligible)	Notice Period
Pooled Separate Accounts	$111,813,036	$—	Daily	30 days

Investments Measured Using the Net Asset Value per Share Practical Expedient at December 31, 2024
			Redemption
			Frequency
		Unfunded	(if currently	Redemption
	Fair Value	Commitments	eligible)	Notice Period
Pooled Separate Accounts	$101,352,124	$—	Daily	30 days
If the Plan were to initiate a full redemption of the pooled separate account, the investment adviser reserves the right to temporarily delay disbursements from the trust in order to ensure that securities liquidations will be carried out in an orderly business manner.

EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV	Investments
The Plan's investments (including gains and losses on investments bought and sold, as well as held during the year) appreciated in value by $26,036,841 in 2025, and $20,591,323 in 2024. TFS Financial Corporation common stock value appreciated $973,202 in 2025, compared to a decline of $2,345,753 in 2024.
In 2025 and 2024, the Plan's investments earned interest and dividend income of $3,312,573 and $2,838,434, respectively. Of these amounts, $382,487 (2025) and $327,588 (2024) were interest earned on the Third Federal CD portfolio. Dividends earned on TFS Financial Corporation common stock in 2025 and 2024 were $1,330,222 and $1,278,179, respectively.
Fair Value Measurements:
Under generally accepted accounting standards, a framework has been established for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements), and the lowest priority to unobservable inputs (level 3 measurements). Valuation techniques maximize the use of relevant observable inputs and minimize the use of unobservable inputs. The three levels of the fair value hierarchy under the framework are described below:
Level 1 - Inputs of the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active     markets that the Plan has the ability to access at the measurement date.
3.     Investments, Continued
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, such as:
•Quoted prices for similar assets or liabilities in active markets
•Quoted prices for identical assets or liabilities in inactive markets
•Inputs other than quoted prices that are observable for the asset or liability
•Inputs that are derived principally from or corroborated by observable market data by correlation or other means
If the asset or liability has a specified (contractual) term, the level 2 input must be observable for substantially the full term of the asset or liability.
Level 3 - Inputs that are unobservable inputs for the asset or liability.
The investment strategies for the Plan's investments are varied and include long term growth of capital and income, market capitalization, high level of current income consistent with preservation of principal and maintenance of liquidity. They may invest in a broad range of domestic and foreign equities, real estate investments and fixed income funds with the objective of matching or exceeding the total return of certain market indices.
The following is a description of the valuation methodologies used for assets measured at fair value:
Common stock and Registered Investment Companies: Valued using the market approach at the closing price reported on the active market on which the individual securities were traded.
Pooled Separate Accounts: Valued at the net asset value ("NAV") of shares held by the Plan at the year-end.
CD Portfolio: Valued at the original cost plus accrued interest
There were no changes to the valuation techniques used in fair value measurement at December 31, 2025 or 2024.
The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
The following table sets forth by level, within the fair value hierarchy, the Plan's assets at fair value as of December 31, 2025 and 2024. Classification within the fair value hierarchy table is based on the lowest level of any input that is significant to the fair value measurement.

	Investments at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total

Registered Investment Companies	$81,537,063	$—	$—	$81,537,063
Common Stocks	14,834,206	—	—	14,834,206
CD Portfolio	—	12,792,949	—	12,792,949
Total Assets in the Fair Value Hierarchy	$96,371,269	$12,792,949	$—	$109,164,218
Investments Measured at Net Asset Value	—	—	—	111,813,036
Total Investments at Fair Value	$96,371,269	$12,792,949	$—	$220,977,254

3.     Investments, Continued

	Investments at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total

Registered Investment Companies	$70,887,863	$—	$—	$70,887,863
Common Stocks	14,362,161	—	—	14,362,161
CD Portfolio	—	13,148,328	—	13,148,328
Total Assets in the Fair Value Hierarchy	$85,250,024	$13,148,328	$—	$98,398,352
Investments Measured at Net Asset Value	—	—	—	101,352,124
Total Investments at Fair Value	$85,250,024	$13,148,328	$—	$199,750,476

The following tables summarize investments for which fair value is measured using the net asset value per share practical expedient as of December 31, 2025 and 2024, respectively. The investment option limits transfer activity. Once the number of allowed transfers is met, participants are not allowed to transfer back into an investment option which they have transferred out of until the holding period lapses (30 or 90 days depending on the investment).

Investments Measured Using the Net Asset Value per Share Practical Expedient at December 31, 2025
			Redemption
			Frequency
		Unfunded	(if currently	Redemption
	Fair Value	Commitments	eligible)	Notice Period
Pooled Separate Accounts	$111,813,036	$—	Daily	30 days

Investments Measured Using the Net Asset Value per Share Practical Expedient at December 31, 2024
			Redemption
			Frequency
		Unfunded	(if currently	Redemption
	Fair Value	Commitments	eligible)	Notice Period
Pooled Separate Accounts	$101,352,124	$—	Daily	30 days
If the Plan were to initiate a full redemption of the pooled separate account, the investment adviser reserves the right to temporarily delay disbursements from the trust in order to ensure that securities liquidations will be carried out in an orderly business manner.